Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Reverse repurchase agreement in foreign currency	$ 59,519	$ 1,115,805
Short-term investments	153,743	1,412,901
Voluntary deposits at central banks	2,451,150
Bank balances	1,506,727	174,142
Other cash and cash equivalents	1,177	2,827
Total	$ 4,172,316	$ 2,705,675	$ 2,343,780	$ 1,246,566